Valuation and qualifying accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 247,102	$ 221,199	$ 263,087
Additions	59,760	91,077	26,671
Deductions	(33,789)	(22,392)	(53,567)
Remeasurement/Translation	(2,340)	(42,782)	(14,992)
Balance at end of period	270,733	247,102	221,199
Accrual provisions	24,260	27,041	22,555
Accrual reclassifications	633	141	899
Accrual payments	22,022	16,224	13,788
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	849	874	943
Additions	838	732	814
Deductions	(309)	(715)	(787)
Remeasurement/Translation	62	(42)	(96)
Balance at end of period	1,440	849	874
Allowance for doubtful accounts | Accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	460	542
Balance at end of period	1,330	460	542
Allowance for doubtful accounts | Other receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	389	332
Balance at end of period	110	389	332
Valuation allowance on deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	201,414	186,239	235,196
Additions	34,029	63,163	2,403
Deductions	(11,458)	(5,453)	(38,992)
Remeasurement/Translation	(5,311)	(42,535)	(12,368)
Balance at end of period	218,674	201,414	186,239
Provision for contingencies
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	44,839	34,086	26,948
Additions	24,893	27,182	23,454
Deductions	(22,022)	(16,224)	(13,788)
Remeasurement/Translation	2,909	(205)	(2,528)
Balance at end of period	$ 50,619	$ 44,839	$ 34,086